Leases - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Remainder of fiscal year	$ 6,122
Year one	4,224	$ 8,203
Year two	3,487	4,224
Year three	2,615	3,487
Year four	2,238	2,615
After year four	9,858
Year five		2,238
After year five		9,858
Total undiscounted lease payment	28,544	30,625
Less: imputed interest	(5,305)	(5,651)
Total lease liabilities	$ 23,239	$ 24,974	$ 25,047